Item 1. Report to Shareholders

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
As of 2/29/04

New Jersey Tax-Free Bond Fund                                           $17,600

Lehman Brothers Municipal Bond Index                                    $18,600

Lipper New Jersey Municipal Debt Funds Average                          $16,760


                    Lehman Brothers            Lipper New            New Jersey
                          Municipal      Jersey Municipal              Tax-Free
                         Bond Index    Debt Funds Average             Bond Fund

2/94                         10,000                10,000                10,000

2/95                         10,188                10,027                10,037

2/96                         11,314                11,010                11,107

2/97                         11,937                11,534                11,615

2/98                         13,028                12,536                12,688

2/99                         13,829                13,223                13,426

2/00                         13,541                12,655                12,881

2/01                         15,212                14,166                14,450

2/02                         16,252                14,963                15,383

2/03                         17,498                15,873                16,589

2/04                         18,600                16,760                17,600


Average Annual Compound Total Return
--------------------------------------------------------------------------------
Periods Ended 2/29/04            1 Year           5 Years              10 Years
--------------------------------------------------------------------------------
New Jersey Tax-Free Bond Fund      6.10%             5.56%                 5.82%

Lipper New Jersey Municipal
Debt Funds Average                 5.83              4.79                  5.29

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

Dear Shareholder,

We are pleased to report that the New Jersey Tax-Free Bond Fund generated a solid 6.10% return for the 12 months ended February 29, 2004. As shown in the table on the preceding page, we outperformed the Lipper New Jersey Municipal Debt Funds Average during the latest 12-month period and for the past five and 10 years. Several of the portfolio's best-performing credits over the past 12 months were lower-rated, investment-quality credits. Nevertheless, the fund's weighted average quality remained AA-, unchanged from its rating 12 months ago.

As you know, the fund seeks to provide the highest level of income exempt from federal and New Jersey income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

The Major Index Returns table shows how various bond indexes performed over the fund's fiscal year. Municipals outperformed the broad-based Lehman Brothers U.S. Aggregate Index of taxable investment-grade corporate bonds over the 12-month period. And as shown in the table, high-yield municipal bonds generated far and away the best total return over the past year.

Major Index Returns
--------------------------------------------------------------------------------
Period Ended 2/29/04                                    12-Month Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Aggregate Index                              4.54%

Lehman Brothers Municipal Bond Index                              6.30

Lehman Brothers High Yield
Municipal Bond Index                                             16.15

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The portfolio's weighted average maturity fell to 14.7 years from 15.7, and duration was shortened to 5.3 years. The falling interest rate environment over the last 12 months caused the fund's 30-day dividend yield and its standardized yield to maturity to dip from year-ago levels.

Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------
Price Per Share                            $         11.84      $         12.03

Dividends Per Share
for 12 Months                                         0.54                 0.51

30-Day Standardized
Yield to Maturity                                     3.44%                3.00%

Weighted Average
Maturity (years)                                      15.7                 14.7

Weighted Average Effective
Duration (years)                                       5.9                  5.3

Weighted Average Quality *                             AA-                  AA-


* Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.

Prerefunded bonds were among the fund's best performers over the past 12 months as municipal issuers took advantage of lower interest rates to decrease their interest expense. During this period, the fund's prerefunded bonds allocation moved significantly higher, to 19.0% from 13.7%. Concurrently, the portfolio trimmed its exposure in general obligation - local and educational revenue bonds.

Top 5 Sectors
--------------------------------------------------------------------------------


                                            Percent of Net           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------
Prerefunded Bonds                                     13.7%                19.0%

General Obligation - Local                            14.9                 12.9

Hospital Revenue                                       9.5                 10.6

Educational Revenue                                   11.6                 10.1

Ground Transportation Revenue                          6.1                  7.7


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 12, 2004

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                       2/29/04     2/28/03     2/28/02     2/28/01     2/29/00

NET ASSET VALUE
Beginning of period  $   11.84   $   11.50   $   11.33   $   10.62   $   11.62

Investment activities
   Net investment income
   (loss)                 0.51        0.54        0.54        0.55        0.54

   Net realized and
   unrealized gain
   (loss)                 0.19        0.34        0.17        0.71       (1.00)

   Total from
   investment
   activities             0.70        0.88        0.71        1.26       (0.46)

Distributions
   Net investment income (0.51)      (0.54)      (0.54)      (0.55)      (0.54)

NET ASSET VALUE
End of period        $   12.03   $   11.84   $   11.50   $   11.33      $10.62
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^             6.10%       7.83%       6.46%      12.18%      (4.06)%

Ratio of total expenses
to average net assets     0.58%       0.59%       0.60%       0.63%       0.65%

Ratio of net investment
income (loss) to average
net assets                4.37%       4.63%       4.80%       5.04%      4 .84%

Portfolio turnover rate   14.0%       14.7%       17.0%       24.6%       50.2%

Net assets, end of
period(in thousands)  $ 160,883   $ 148,333   $ 129,504   $ 121,824   $ 104,298



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments ss.                           Par                Value
--------------------------------------------------------------------------------
                                                              ($ 000s)

NEW JERSEY  91.0%

Bordentown Sewage Auth., 5.50%,
12/1/25 (FGIC Insured)                               1,300                1,435

Burlington County Bridge Commission,
GO, 5.25%, 8/15/19                                     825                  913

Cape May PCR, Atlantic City Electric,
6.80%, 3/1/21(MBIA Insured)                          1,520                2,018

Egg Harbor Township School Dist., GO,
5.00%, 7/15/16 (FGIC Insured)                        1,000                1,108

Essex County, GO, 5.75%, 10/1/30
(FGIC Insured)                                       1,500                1,713

Gloucester County Improvement Auth.,
5.00%, 7/15/11 (MBIA Insured)                          705                  808

Gloucester County Improvement Auth.,
IDRB, Waste Management
6.85%, 12/1/29 (Tender 12/1/09)                      1,100                1,300

Hopewell Valley Regional School Dist.,
GO, 5.00%, 8/15/15
(FGIC Insured)                                       2,000                2,212

Hudson County Improvement Auth., GO,
Union City, 5.20% 7/15/24 (FGIC Insured)             2,000                2,123

Mercer County Improvement Auth., GO
  School Dist., 5.25%, 1/15/23 (FGIC Insured)        1,460                1,595

  Solid Waste, 5.75%, 9/15/16                        2,000                2,282

Middlesex County Improvement Auth., GO
5.25%, 9/15/20                                       1,500                1,674

Middlesex County Improvement Auth.
  North Brunswick Township, 5.00%, 10/1/12
  (FGIC Insured)                                     1,130                1,297

  Student Housing
    5.00%, 8/15/18                                     250                  263

    5.00%, 8/15/35                                   1,250                1,256

Middlesex County Utilities Auth., 8.634%,
8/15/10 (MBIA Insured)                                 500                  583

Morris County, 5.25%, 11/15/20
(Prerefunded 11/15/09!)                                725                  838

New Jersey, GO
    5.00%, 8/1/22 (FGIC Insured)                     1,500                1,602

    5.50%, 5/1/17 (Prerefunded 5/1/10!)              1,000                1,174

    7.05%, 7/15/12 (Prerefunded 7/15/05!) #          1,335                1,459

New Jersey Building Auth., 5.375%, 6/15/19
(Prerefunded 6/15/09!)                               3,000                3,465

New Jersey Economic Dev. Auth.
    5.25%, 6/15/19 (AMBAC Insured)                   1,500                1,660

    6.00%, 5/1/16 (Prerefunded 5/1/09!)
    (FSA insured) #                                  1,000                1,183

    American Water, 6.875%, 11/1/34
    (FGIC Insured) #                                 1,000                1,057

  Ed. Testing Services, 4.75%, 5/15/25
  (MBIA Insured)                                     1,950                1,985

  Franciscan Oaks, 5.75%, 10/1/23                      375                  337

  Harrogate
    5.50%, 12/1/06                                     400                  427

    5.65%, 12/1/08                                     200                  218

    5.75%, 12/1/16                                     500                  516

    5.875%, 12/1/26                                  1,000                1,012

  IDRB, Continental Airlines, 7.00%,
  11/15/30 #                                         1,000                  948

  Kapkowski Road Landfill
    Zero Coupon, 4/1/10
    (Escrowed to Maturity)                           1,025                  863

    5.75%, 10/1/21                                     250                  259

  Keswick Pines
    5.70%, 1/1/18                                      500                  506

    5.75%, 1/1/24                                      850                  844

  Lawrenceville School, 5.75%, 7/1/16                2,000                2,221

  Liberty State Park, 5.00%, 3/1/24                  1,500                1,588

  Masonic Charity Foundation
    5.50%, 6/1/31                                    1,000                1,077

    6.00%, 6/1/25                                    1,000                1,127

  Presbyterian Homes at Montgomery,
  6.375%, 11/1/31                                      800                  815

  St. Barnabas Health Care Systems
  Zero Coupon, 7/1/16 (MBIA Insured)                 3,500                2,113

  The Evergreens, 6.00%, 10/1/22                       965                  977

  The Seeing Eye, 6.20%, 12/1/24                     1,000                1,133

  Waste Management, 4.00%, 11/1/13
  (Tender 10/31/04) #                                  200                  203

  Winchester Gardens at Ward Homestead
    5.80%, 11/1/31                                     660                  662

    8.625%, 11/1/25 (Prerefunded 11/1/06!)             500                  599

New Jersey EFA
    5.00%, 9/1/19 (FSA Insured)                      1,000                1,077

    5.375%, 7/1/17 (FGIC Insured)                    1,330                1,504

  Georgian Court College, 6.50%, 7/1/33                500                  559

  Monmouth Univ.
    5.25%, 7/1/09                                      480                  531

    5.60%, 7/1/12                                      450                  486

  Princeton Univ., 5.875%, 7/1/14
  (Prerefunded 7/1/04!) ++                           1,050                1,068

  Public Library Grant, 5.00%, 9/1/22
  (AMBAC Insured)                                    1,000                1,066

  Ramapo College, 5.00%, 7/1/25
  (AMBAC Insured)                                      600                  629

  Rider Univ., 5.00%, 7/1/17 (RAA Insured)             500                  540

  Rowan Univ.
    5.125%, 7/1/30 (FGIC Insured)                    1,000                1,065

    5.25%, 7/1/22 (FGIC Insured)                     1,175                1,284

    6.00%, 7/1/21 (Prerefunded 7/1/06!)
    (AMBAC Insured)                                  1,000                1,118

  Stevens Institute of Technology, 5.375%, 7/1/11      585                  645

New Jersey Environmental Infrastructure Trust
    5.25%, 9/1/20                                    1,500                1,660

  Waste Water Treatment
    6.30%, 4/1/10 (Prerefunded 4/1/04!)              1,180                1,209

    6.375%, 4/1/11 (Prerefunded 4/1/04!)               200                  205

New Jersey HEFA, 5.80%, 6/1/16
MBIA Insured) #                                        825                  852

New Jersey HFFA
  Atlantic City Medical Center, 5.75%,
  7/1/25                                             2,000                2,132

  Hackensack Univ. Medical Center, 6.00%,
  1/1/34                                             1,750                1,854

  Irvington General Hosp.
    5.875%, 8/1/06 (Prerefunded 8/1/04!)               240                  250

    6.375%, 8/1/15 (Prerefunded 8/1/04!)               500                  521

  Kennedy Health Systems, 5.50%, 7/1/21              1,000                1,054

  Pascack Valley Hosp. Assoc., 6.50%,
  7/1/23                                               750                  785

  Robert Wood Johnson Univ. Hosp., 5.75%,
  7/1/25                                             1,500                1,626

  Somerset Medical Center, 5.50%, 7/1/33             2,500                2,551

  South Jersey Hosp., 5.875%, 7/1/21                 2,250                2,411

  St. Peters Univ. Hosp., 6.875%, 7/1/30             1,000                1,118

  Trinitas Hosp.
    6.00%, 7/1/14                                      750                  786

    6.00%, 7/1/20                                      570                  582

New Jersey Higher Ed. Assistance Auth.
6.00%, 6/1/15 (MBIA Insured) #                       1,695                1,814

New Jersey Highway Auth., Garden State Parkway
5.75%, 1/1/13 (Prerefunded 1/1/10!)                  2,000                2,378

New Jersey Housing & Mortgage Fin. Agency
   Multi-Family Housing
      5.20%, 5/1/14 (FSA Insured)                    1,995                2,174

      5.50%, 5/1/22 (FSA Insured) #                    480                  511

      5.55%, 11/1/09 (FSA Insured)                   1,000                1,092

      5.70%, 5/1/20 (FSA Insured)                      455                  493

      6.25%, 11/1/26 (FSA Insured)                   1,000                1,080

   Single Family Housing
      5.70%, 10/1/17 (MBIA Insured)                    965                1,016

      6.35%, 10/1/27 (MBIA Insured) #                  545                  566

New Jersey Sports & Exhibition Auth., Monmouth
8.00%, 1/1/25 (Prerefunded 1/1/05!)                    650                  701

New Jersey Transit Corp.
      5.50%, 2/1/06 (AMBAC Insured)                    500                  539

      5.50%, 2/1/08 (AMBAC Insured)                  3,000                3,387

New Jersey Transportation Trust Fund Auth.
      5.125%, 6/15/15 (Prerefunded 6/15/09!)         1,635                1,868

      6.00%, 12/15/19 (Prerefunded 12/15/11!)
      (MBIA Insured)"                                1,250                1,529

New Jersey Turnpike Auth.
      VRDN (Currently 0.93%) (FSA Insured)           4,000                4,000

      5.00%, 1/1/27 (FGIC Insured)                     700                  739

      5.50%, 1/1/25 (MBIA Insured)                   1,025                1,129

      5.75%, 1/1/10 (Escrowed to Maturity)
      (MBIA Insured)                                   215                  254

      5.75%, 1/1/10 (MBIA Insured)                   1,250                1,467

North Hudson Sewage Auth.
      Zero Coupon, 8/1/20 (MBIA Insured)             2,350                1,119

      5.25%, 8/1/18 (FGIC Insured)                   2,000                2,233

Ocean County, GO
      5.125%, 9/1/18                                 1,590                1,739

      5.35%, 12/1/17 (Prerefunded 12/1/09!)          1,695                1,983

Ocean County Utilities Auth., 6.30%, 1/1/11
(Prerefunded 1/1/05!)                                1,300                1,371

Port Auth. of New York & New Jersey
      5.00%, 12/15/24 (AMBAC Insured) #              1,000                1,042

      5.00%, 7/15/34                                 1,000                1,050

      5.125%, 1/15/36 #                              1,000                1,031

      5.875%, 9/15/15 (FGIC Insured) #               1,000                1,099

      6.125%, 7/15/22 #                              1,000                1,028

      6.50%, 7/15/19 (FGIC Insured) #                  500                  526

      6.75%, 10/1/11 #                               1,000                1,046

Salem County PCR
    Du Pont De Nemours, 6.50%, 11/15/21 #            2,000                2,015

    PSEG Power, 5.75%, 4/1/31 #                      1,000                1,046

    Public Service Electric & Gas Co.
      6.25%, 6/1/31 (MBIA Insured)                   1,500                1,549

South Brunswick Township Board of Ed.
      6.40%, 8/1/09 (Prerefunded 8/1/05!)
      (FGIC Insured)                                 1,250                1,344

      6.40%, 8/1/10 (Prerefunded 8/1/05!)
      (FGIC Insured)                                 1,500                1,612

South Jersey Transportation Auth., IDRB,
Raytheon Air 6.15%, 1/1/22 #                           660                  670

Tobacco Settlement Fin. Corp.
      6.75%, 6/1/39                                    450                  441

      7.00%, 6/1/41                                    300                  302

Union County, GO, 5.00%, 3/1/17                      1,500                1,647

Univ. of Medicine & Dentistry, 5.00%,
12/1/31 (AMBAC Insured)                              1,000                1,050

Wanaque Valley Regional Sewage Auth., GO
5.75%, 9/1/18 (AMBAC Insured)                        3,115                3,729

Winslow Township Board of Ed., 5.20%, 8/1/16
(Prerefunded 8/1/09!) (FGIC Insured)                 2,010                2,308

Total New Jersey (Cost $134,022)                                        146,333

DELAWARE  0.7%

Delaware River & Bay Auth.
    5.50%, 1/1/15 (AMBAC Insured)                      500                  573

    5.50%, 1/1/16 (AMBAC Insured)                      500                  571

Total Delaware (Cost $995)                                                1,144


PENNSYLVANIA  0.7%

Delaware River Joint Toll Bridge Commission,
5.00%, 7/1/28                                        1,140                1,185

Total Pennsylvania (Cost  $1,118)                                         1,185

PUERTO RICO  5.5%

Children's Trust Fund, Tobacco Settlement,
6.00%, 7/1/26 (Prerefunded 7/1/10!)                  1,500                1,822

Puerto Rico, GO
      5.00%, 7/1/27                                  1,400                1,451

      6.45%, 7/1/17 (Prerefunded 7/1/04!)              500                  517

Puerto Rico Electric Power Auth.,
5.00%, 7/1/08                                        1,500                1,675

Puerto Rico Highway & Transportation Auth.
     5.00%, 7/1/26 (FSA Insured)
     (Tender 7/1/10)                                 2,000                2,286

     5.00%, 7/1/36                                     500                  522

     5.50%, 7/1/18                                     500                  547

Puerto Rico Infrastructure Fin. Auth.,
7.50%, 7/1/09                                           50                   51

Total Puerto Rico (Cost $8,226)                                           8,871


U. S. VIRGIN ISLANDS 1.0%

Virgin Islands PFA
    GO, 5.00%, 10/1/33 (RAA Insured)                 1,000                1,039

    PCR, Hovensa Refinery, 6.125%, 7/1/22              500                  534

Total U. S. Virgin Islands (Cost $1,485)                                  1,573


Total Investments in Securities
98.9% of Net Assets (Cost  $145,846)                                   $159,106
                                                                    -----------

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Futures Contracts
($ 000s)
                                                  Contract           Unrealized
                           Expiration                Value          Gain (Loss)
                          ------------         ------------        ------------
Short, 5 U.S. Treasury
10 year contracts,
$60 par of 5.875%
New Jersey EFA,
Princeton Univ. bonds
pledged as initial margin         3/04              $ (577)              $ ( 23)

Net payments (receipts)
of variation
margin to date
                                                                             21
Variation margin receivable
(payable) on open futures
contracts                                                                $   (2)
                                                                         ------





ss.   Denominated in U.S. dollar unless otherwise noted

#     Interest subject to alternative minimum tax

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004.

!     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

EFA   Educational Facility Authority

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

GO    General Obligation

HEFA  Health & Educational Facility Authority

HFFA  Health Facility Financing Authority

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

PFA   Public Finance Authority

RAA   Radian Asset Assurance Inc.

VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value
(cost $ 145,846)                                                    $   159,106

Other assets                                                              2,127

Total assets                                                            161,233

Liabilities
Total liabilities                                                           350

NET ASSETS                                                          $   160,883
                                                                    -----------

Net Assets Consist of:
Undistributed net investment income (loss)                          $       107

Undistributed net realized gain (loss)                                   (2,299)

Net unrealized gain (loss)                                               13,237


Paid-in-capital applicable to 13,378,054
no par value shares of beneficial interest
outstanding; unlimited number of shares authorized                      149,838

NET ASSETS                                                          $   160,883
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $     12.03
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        2/29/04

Investment Income (Loss)
Interest income                                                     $     7,576

Expenses
    Investment management                                                   640

    Custody and accounting                                                  110

    Shareholder servicing                                                    92

    Prospectus and shareholder reports                                       19

    Legal and audit                                                          15

    Registration                                                              6

    Trustees                                                                  5

    Miscellaneous                                                             5

    Total expenses                                                          892

    Expenses paid indirectly                                                 (1)

    Net expenses                                                            891

Net investment income (loss)                                              6,685

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

    Securities                                                              301

    Futures                                                                 (55)

    Written options                                                          12

    Net realized gain (loss)                                                258

Change in net unrealized gain (loss)

    Securities                                                            2,111

    Futures                                                                 (17)

    Change in net unrealized gain (loss)                                  2,094

Net realized and unrealized gain (loss)                                   2,352

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $     9,037
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03

Increase (Decrease) in Net Assets
Operations
    Net investment income (loss)               $     6,685        $       6,402

    Net realized gain (loss)                           258                  288

    Change in net unrealized gain (loss)             2,094                3,842

    Increase (decrease) in net assets
    from operations                                  9,037               10,532

Distributions to shareholders
    Net investment income                           (6,664)              (6,378)

Capital share transactions *
    Shares sold                                     27,076               29,173

    Distributions reinvested                         5,165                5,006

    Shares redeemed                                (22,064)             (19,504)

    Increase (decrease) in net assets
    from capital share transactions                 10,177               14,675

Net Assets

    Increase (decrease) during period               12,550               18,829

    Beginning of period                            148,333              129,504

    End of period                            $     160,883        $     148,333
                                             ----------------------------------

*Share information
    Shares sold                                      2,289                2,517

    Distributions reinvested                           437                  431

    Shares redeemed                                 (1,872)              (1,687)

    Increase (decrease) in shares
    outstanding                                        854                1,261


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on April 30, 1991. The fund seeks to provide the highest level of income exempt from federal and New Jersey state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis.

Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the year ended February 29, 2004, were as follows:

                                                 Number of
                                                 Contracts             Premiums
--------------------------------------------------------------------------------

Outstanding at beginning of period                       -           $        -

Written                                                 20               12,000

Expired                                                (20)             (12,000)

Outstanding at end of period                             -           $        -

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $30,576,000 and $20,386,000, respectively, for the year ended February 29, 2004.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $6,664,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $         13,424,000

Unrealized depreciation                                                (329,000)

Net unrealized appreciation (depreciation)                           13,095,000

Undistributed tax-exempt income                                          10,000

Capital loss carryforwards                                           (2,060,000)

Paid-in capital                                                     149,838,000

Net assets                                                 $        160,883,000
                                                           --------------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on certain options and futures transactions; accordingly, $262,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 29, 2004.The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended February 29, 2004, the fund utilized $400,000 of capital loss carryforwards. As of February 29, 2004, the fund had $947,000 of capital loss carryforwards that expire in fiscal 2008 and $1,113,000 that expire in fiscal 2009.

At February 29, 2004, the cost of investments for federal income tax purposes was $145,988,000.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $52,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $126,000 for the year ended February 29, 2004, of which $11,000 was payable at period-end.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of New Jersey Tax-Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Tax-Free Bond Fund (one of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $6,619,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New Jersey Tax-Free Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
1986
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp.
(5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(1934)
1986
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
1992
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

* Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

William T. Reynolds, CFA, CIC
(1948)
1991
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

James S. Riepe
(1943)
1986
[111]
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc. Director and Vice President, T.Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T.Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, State Tax-Free Income Trust

M. David Testa, CFA, CIC
(1944)
1997
[111]
Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

* Each inside trustee serves until retirement, resignation, or election of a successor.


Officers

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen V. Booth, CPA (1961)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Linda A. Brisson (1959)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Steven G. Brooks, CFA (1954)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joseph A. Carrier, CPA (1960)
Treasurer, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Jonathan M. Chirunga (1966)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price

Maria H. Condez (1962)
Assistant Vice President, State Tax-Free Income Trust
Employee, T. Rowe Price

G. Richard Dent (1960)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

Gregory S. Golczewski (1966)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Charles B. Hill (1961)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)
Vice President, State Tax-Free Income Trust
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

T. Dylan Jones (1971)
Assistant Vice President, State Tax-Free Income Trust
Assistant Vice President, T. Rowe Price

Marcy M. Lash (1963)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price

Alan D. Levenson (1958)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)
Secretary, State Tax-Free Income Trust
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)
Executive Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (1949)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Hugh D. McGuirk, CFA (1960)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (1955)
President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Timothy G. Taylor (1975)
Assistant Vice President, State Tax-Free
Income Trust
Employee, T. Rowe Price

Edward A. Wiese, CFA (1959)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Director, Vice President, and Chief Investment Officer,
T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,145                $7,983
     Audit-Related Fees                         697                    --
     Tax Fees                                 2,271                 2,019
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004